Loss Per Share - Summary of Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Options
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	12,153,772	12,243,526	14,646,720
Restricted Stock Units
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	638,350	100,383	195,937
Restricted Stock Awards
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	41,280	61,880	61,880
Other Contingently Issuable Shares
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	162,320
Warrants
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	2,400,000		6,720,000